Summary of share capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
Balance | $	$ 13,161	$ 21,035	$ 23,823
Stock options exercised, shares | shares			1,416
Granted, shares | shares		12,949	21,712
Balance | $	$ 3,842	$ 13,161	$ 21,035
Issued capital [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares | shares	3,140,621	1,847,593	1,846,177
Balance | $	$ 22,486	$ 13,517	$ 13,496
Stock options exercised, shares | shares			1,416
Stock options exercised, amount | $			$ 21
Deemed issuance of shares to Aeterna shareholders, shares | shares		1,213,967
Deemed issuance of shares to Aeterna shareholders, amount | $		$ 8,485
Granted, shares | shares	42,709	79,061
Granted, amount | $	$ 138	$ 484
Ending balance, shares | shares	3,183,330	3,140,621	1,847,593
Balance | $	$ 22,624	$ 22,486	$ 13,517